CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (1,009,678)	$ (246,868)	$ (719,380)	$ (277,357)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11,738	3,292	10,217	3,842
Share-based compensation	129,244	1,981	4,614	7,719
Loss on disposal of property and equipment	56	139	139	30
Amortization of debt discount from contingent forward contracts (Note 6)	2,747	0		3,394
Change in fair value of contingent forward contracts	454,546	8,719	118,382	15,053
Changes in fair value of derivative liabilities	6,976	114	1,205	406
Changes in operating assets and liabilities:
Accounts receivable	(220)	148	148	984
Inventory	(27,181)	(1,703)	(359)	(188)
Prepaid expenses and other current assets	(11,233)	3,469	7,770	(27,590)
Other current assets	(2,380)	2,789	7,360	(5,010)
Other noncurrent assets and security deposit	(3,870)	(2,455)	2,866	6,143
Accounts payable	(11,871)	4,253	(69,861)	5,843
Accrued compensation	7,990	6,128	13,249	2,774
Other current liabilities and accrued liabilities	4,522	11,752	53,454	28,658
Net cash used in operating activities	(453,804)	(208,242)	(570,196)	(235,299)
Cash flows from investing activities:
Purchases of property, equipment, and software	(206,533)	(251,090)	(459,582)	(104,290)
Net cash used in investing activities	(206,514)	(251,090)	(459,582)	(104,290)
Cash flows from financing activities:
Proceeds from the issuance of the Convertible Notes				70,949
Payment for Capital leases		(90)	(364)
Payment for Capital leases	1,364
Repurchase of Series C convertible preferred shares	(3,000)		(12,101)	(50,000)
Proceeds from exercise of share options	5,266	323	3,285	483
Net cash provided by used in financing activities	612,105	400,233	1,290,545	621,432
Net increase in cash, cash equivalents, and restricted cash	(48,213)	(59,099)	260,767	281,843
Beginning cash, cash equivalents, and restricted cash	640,418	379,651	379,651	97,808
Ending cash, cash equivalents, and restricted cash	592,205	320,552	640,418	379,651
Reconciliation of cash, cash equivalents, and restricted cash
Cash	557,938	293,896	614,412	351,684
Restricted cash			26,006	27,967
Total cash and restricted cash	592,205	320,552	640,418	379,651
Supplemental disclosure of cash flow information:
Cash paid for interest			51	30
Supplemental disclosure of non-cash investing and financing activity:
Property and equipment included in accounts payable and accrued expense			117,946	32,863
Property and equipment acquired through capital leases	4,437		3,289	451
Issuance of contingent forward contracts			793
Extinguishment of Series B convertible preferred shares included in additional paid-in capital			1,000
Extinguishment of Series B convertible preferred shares included in accrued liabilities			3,000
Convertible Notes converted into Series D convertible preferred shares				300,000
Unamortized Convertible Notes debt issuance cost and debt discount converted into Series D convertible preferred shares				(36,797)
Accrued interest of Convertible Notes converted to Series D convertible preferred shares				8,747
Deferred financing cost reclassed to convertible preferred shares				10,253
Series D contingent forward contract liability
Supplemental disclosure of non-cash investing and financing activity:
Contingent forward contract liability reclassified			39,563
Series E contingent forward contract liability
Supplemental disclosure of non-cash investing and financing activity:
Contingent forward contract liability reclassified			110,456
Series D convertible preferred shares
Cash flows from financing activities:
Proceeds from issuance of shares	3,000	400,000	400,000	$ 600,000
Supplemental disclosure of non-cash investing and financing activity:
Contingent forward contract liability reclassified		$ (39,563)
Series E convertible preferred shares
Cash flows from financing activities:
Proceeds from issuance of shares	600,000		$ 899,725
Supplemental disclosure of non-cash investing and financing activity:
Contingent forward contract liability reclassified	$ (2,621,878)